                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -----
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


/s/ Stephen E. Memishian                  Mount Kisco, NY           05/10/2005
---------------------------------      ---------------------      --------------
         [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number   Name

     28-
         ----------------   ---------------------------
     [Repeat as necessary.]

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: 251,254
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

PORTVUE-SEC13F.LNP                                    D S M CAPITAL PARTNERS LLC
RUN DATE: 05/09/05 8:17 A.M.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 03/31/05

                                                                                                                 VOTING AUTHORITY
                                                            VALUE    SHARES/   SH/ PUT/   INVSTMT     OTHER    --------------------
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL   DSCRETN   MANAGERS   SOLE   SHARED   NONE
--------------               --------------   ---------   --------   -------   --------   -------   --------   ----   ------   ----
ACCENTURE                    COM              G1150G111       8666    358860   SH         DEFINED                 0   358860     0
ADOBE SYSTEMS                COM              00724F101      10040    149470   SH         DEFINED                 0   149470     0
AFFILIATED COMPUTER          COM              008190100        475      8920   SH         DEFINED                 0     8920     0
AFFILIATED MANAGERS          COM              008252108        434      6990   SH         DEFINED                 0     6990     0
AMERICAN EXPRESS             COM              025816109       9464    184225   SH         DEFINED                 0   184225     0
AMERICAN MEDICAL SYSTEMS     COM              02744M108        486     28310   SH         DEFINED                 0    28310     0
ANTEON INTERNATIONAL         COM              03674E108        551     14160   SH         DEFINED                 0    14160     0
BED BATH & BEYOND            COM              075896100       6303    172505   SH         DEFINED                 0   172505     0
BIOMET                       COM              090613100       6510    179340   SH         DEFINED                 0   179340     0
C H ROBINSON WORLDWIDE       COM              12541W100       5394    104680   SH         DEFINED                 0   104680     0
CACI INTERNATIONAL           COM              127190304        534      9675   SH         DEFINED                 0     9675     0
CELGENE                      COM              151020104      12087    354980   SH         DEFINED                 0   354980     0
CHECK POINT SOFTWARE         COM              M22465104        394     18120   SH         DEFINED                 0    18120     0
CHIRON CORP                  COM              170040109        200      5700   SH         DEFINED                 0     5700     0
COGNOS                       COM              19244C109       9089    217710   SH         DEFINED                 0   217710     0
DIAGNOSTIC PRODUCTS          COM              252450101        412      8530   SH         DEFINED                 0     8530     0
ENGINEERED SUPPORT SYSTEMS   COM              292866100        590     16523   SH         DEFINED                 0    16523     0
EOG RESOURCES                COM              26875P101       3297     67650   SH         DEFINED                 0    67650     0
FISHER SCIENTIFIC            COM              338032204      12487    219385   SH         DEFINED                 0   219385     0
FRANKLIN RESOURCES           COM              354613101        305      4450   SH         DEFINED                 0     4450     0
GENZYME                      COM              372917104      16080    280925   SH         DEFINED                 0   280925     0
GILEAD SCIENCES              COM              375558103       9324    260435   SH         DEFINED                 0   260435     0
HARRIS CORP                  COM              413875105        741     22690   SH         DEFINED                 0    22690     0
HYPERION SOLUTIONS           COM              44914M104        740     16765   SH         DEFINED                 0    16765     0
INTUIT                       COM              461202103        675     15430   SH         DEFINED                 0    15430     0
LAUREATE EDUCATION           COM              518613104        555     12975   SH         DEFINED                 0    12975     0
LINEAR TECHNOLOGY            COM              535678106       6194    161675   SH         DEFINED                 0   161675     0
LOWE'S COMPANIES             COM              548661107      10070    176385   SH         DEFINED                 0   176385     0
MAXIM SEMICONDUCTOR          COM              57772K101       6417    157000   SH         DEFINED                 0   157000     0
MEDTRONIC                    COM              585055106      10796    211885   SH         DEFINED                 0   211885     0
MICROCHIP TECHNOLOGY         COM              595017104       3996    153625   SH         DEFINED                 0   153625     0
NASDAQ 100 JUN 43            OPTION - CALL    6311009FQ         20      4000   SH  CALL   DEFINED                 0     4000     0
NASDAQ 100 TR JUN 33.625     OPTION - PUT     63010I7RH         70      2000   SH  PUT    DEFINED                 0     2000     0
NASDAQ 100 TR JUN 39         OPTION - PUT     6311009RM       1040      4000   SH  PUT    DEFINED                 0     4000     0
NASDAQ 100 TR SEP 31         OPTION - PUT     6311006UE        160      4000   SH  PUT    DEFINED                 0     4000     0
NASDAQ 100 TR SEP 39         OPTION - PUT     6311009UM        930      3000   SH  PUT    DEFINED                 0     3000     0
NASDAQ 100 TR SEP 42         OPTION - CALL    6311009IP         75      3000   SH  CALL   DEFINED                 0     3000     0
NOBLE CORP                   COM              G65422100        744     13240   SH         DEFINED                 0    13240     0
OCCIDENTAL PETROLEUM         COM              674599105       7415    104190   SH         DEFINED                 0   104190     0
PACER INTERNATIONAL          COM              69373H106        554     23200   SH         DEFINED                 0    23200     0
PETCO ANIMAL SUPPLIES        COM              716016209        386     10490   SH         DEFINED                 0    10490     0
PETSMART                     COM              716768106       6927    240940   SH         DEFINED                 0   240940     0
QUALCOMM                     COM              747525103      11657    318235   SH         DEFINED                 0   318235     0
QUEST SOFTWARE               COM              74834T103        147     10650   SH         DEFINED                 0    10650     0
RED ROBIN GOURMET BURGERS    COM              75689M101        428      8400   SH         DEFINED                 0     8400     0
RESPIRONICS                  COM              761230101        434      7450   SH         DEFINED                 0     7450     0
ROWAN COMPANIES              COM              779382100        600     20045   SH         DEFINED                 0    20045     0
SCHLUMBERGER                 COM              806857108      10673    151430   SH         DEFINED                 0   151430     0
SMITH & NEPHEW               COM              83175M205        642     13655   SH         DEFINED                 0    13655     0
ST. JUDE MEDICAL             COM              790849103       5450    151375   SH         DEFINED                 0   151375     0
STRYKER                      COM              863667101       3585     80360   SH         DEFINED                 0    80360     0
TARGET                       COM              87612E106       3459     69160   SH         DEFINED                 0    69160     0
THE CHEESECAKE FACTORY       COM              163072101       9650    272208   SH         DEFINED                 0   272208     0
TYCO INTERNATIONAL           COM              902124106      12390    366570   SH         DEFINED                 0   366570     0
UTI WORLDWIDE                COM              G87210103        449      6470   SH         DEFINED                 0     6470     0
VARIAN MEDICAL SYSTEMS       COM              92220P105      10506    306465   SH         DEFINED                 0   306465     0
WEATHERFORD                  COM              G95089101        409      7065   SH         DEFINED                 0     7065     0
WEBEX COMMUNICATIONS         COM              94767L109        423     19610   SH         DEFINED                 0    19610     0
WRIGHT EXPRESS               COM              98233Q105        510     29800   SH         DEFINED                 0    29800     0
ZEBRA TECHNOLOGIES           COM              989207105        441      9295   SH         DEFINED                 0     9295     0
ZIMMER HOLDINGS              COM              98956P102       7774     99905   SH         DEFINED                 0    99905     0

LINE COUNT: 61

SEC13F.LNS                                            D S M CAPITAL PARTNERS LLC

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/05
                          RUN DATE: 05/09/05 8:17 A.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 61

FORM 13F INFORMATION TABLE VALUE TOTAL: $251,254,000

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER   NAME